Earnings (Loss) Per Share	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

11. Earnings (Loss) Per Share

Basic and diluted net income (loss) per common share is presented in conformity with the two-class method required for participating securities. Prior to our initial public offering, holders of Series B-1, Series B-2, Series B-3, Series BB-3, Series B-4 and Series B-5 preferred stock were each entitled to receive cumulative dividends at the annual rate of $0.31, $0.37, $1.31, $1.31, $0.29 and $0.66 per share per annum, respectively, payable prior and in preference to any dividends on any shares of our common stock. In the event a dividend was paid on common stock, the holders of preferred stock were entitled to a proportionate share of any such dividend as if they were holders of common stock (on an as-if converted basis). Accordingly, all of our outstanding series of preferred stock were considered to be participating securities. The holders of our preferred stock did not have a contractual obligation to share in our losses; therefore, no amount of total undistributed loss is allocated to preferred stock.

The rights of the holders of Series 1 and Series 2 common stock are identical, except with respect to voting. Each share of Series 1 and Series 2 common stock is entitled to one vote per share; however holders of Series 2 common stock are not entitled to vote in connection with the election of the members of our Board of Directors. Shares of Series 2 common stock may be converted into shares of Series 1 common stock at any time at the option of the stockholder.

Under the two-class method, basic net income (loss) per share attributable to common stockholders is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Net income (loss) attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period preferred stock dividends, between common stock and preferred stock. In computing diluted net income (loss) attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. Diluted net income per share attributable to common stockholders is computed by dividing the net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding, including potential dilutive shares of common stock assuming the dilutive effect of outstanding stock options and warrants using the treasury stock method or if-converted method, whichever is more dilutive.

On July 5, 2013, in exchange for agreeing to vote in favor of the conversion of preferred stock to common stock in connection with our initial public offering, we agreed to pay Institutional Venture Partners XIII, L.P. and entities affiliated with J.P. Morgan $2,046,001 and $4,092,002, respectively, upon delivery by us of a written request to such entities to vote to effect such conversion. We delivered such request and such payments were made on July 11, 2013. These payments had no impact on net income as the amounts are recognized within equity; however, these amounts are reflected as deemed dividends on preferred stock and, as such, impact net income (loss) attributable to common stockholders and basic and diluted net income (loss) per share attributable to common stockholders.

The following table sets forth the computation of basic and diluted earnings (loss) per share of common stock (in thousands, except per share amounts):

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Net income	$2,344	$16,961	$25,993	$18,248	$17,691
Preferred stock dividends on participating preferred stock	(3,247)	(64,715)	(24,577)	(18,388)	(19,928)

Total undistributed earnings (loss)	(903)	(47,754)	1,416	(140)	(2,237)
Undistributed earnings allocated to participating preferred stock	—	—	(1,390)	—	—

Net income (loss) attributable to common stockholders	$(903)	$(47,754)	$26	$(140)	$(2,237)

Weighted average number of common shares used in computing net income (loss) per share:
Basic	709	744	841	821	13,703
Diluted	709	744	2,277	821	13,703
Net income (loss) per share attributable to common stockholders:
Basic and diluted	$(1.27)	$(64.19)	$0.03	$(0.17)	$(0.16)

The following common equivalent shares were excluded from the diluted net loss per share calculation as their inclusion would have been anti-dilutive (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Stock options	302	1,353	—	773	2,091
Common and preferred stock warrants	394	2,592	—	458	134
Convertible preferred stock	10,646	36,459	—	—	—

Total	11,342	40,404	—	1,231	2,225